Investments (excluding Consolidated Investment Entities) - Mortgage Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Maximum loan to value ratio generally allowed	75.00%
Commercial mortgage loans	$ 9,316.0	[1]	$ 8,666.2	[1]
Collective valuation allowance	(3.8)		(3.9)
Total net commercial mortgage loans	9,312.2		8,662.3
Impairments on mortgage loans	$ 0		$ 7.7		$ 9.3

[1]	Balances do not include allowance for mortgage loan credit losses